OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2015
Deferred Revenue and Credits, Noncurrent [Abstract]
Other Liabilities Disclosure [Text Block]
NOTE 13:-	OTHER LONG-TERM LIABILITIES

	December 31,
	2015	2014

Provision for warranty	$180	$208
Deferred revenues	78	90

	$258	$298